MFA 2022-RPL1 Trust ABS-15G

Exhibit 99.12

Client Name:	MFA Financial Inc
Client Project Name:	MFA 2022-RPL1
Start - End Dates:	6/14/2018 - 6/14/2022
Conditions Report 2.0

Loans in Report:	143
Loans with Conditions:	130

617 - Total Active Conditions
112 - Material Conditions
112 - Compliance Review Scope
1 - Category: Compliance Manual
102 - Category: Documentation
2 - Category: Federal Consumer Protection
7 - Category: RESPA
484 - Non-Material Conditions
484 - Compliance Review Scope
3 - Category: APR Tolerance
4 - Category: Documentation
261 - Category: Federal Consumer Protection
8 - Category: Finance Charge Tolerance
100 - Category: RESPA
106 - Category: Right of Rescission
2 - Category: State Prepayment Penalty
19 - Total Satisfied Conditions

14 - Compliance Review Scope
1 - Category: APR Tolerance
4 - Category: Documentation
7 - Category: Federal Consumer Protection
2 - Category: RESPA
0 - Total Waived Conditions

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